Schedule of option plan and compensation plan (Details)	Dec. 31, 2021 R$ / shares shares
Granted series	B8
Grant date	May 31, 2021
Exercise date	Jun. 01, 2024
Strike price | R$ / shares	R$ 0.01
Grantees	363,000
Cancelled	(29,000)
Current	334,000
Granted series	C8
Grant date	May 31, 2021
Exercise date	Jun. 01, 2024
Strike price | R$ / shares	R$ 13.39
Grantees	363,000
Cancelled	(29,000)
Current	334,000
Total grantees	726,000
Total cancelled	(58,000)
Total current	668,000